Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.5%
Anglogold Ashanti plc ........... 854 $ 76,986
Brazil — 1.8%
B3 SA - Brasil Bolsa Balcao ....... 9,036 27,781
Cogna Educacao SA ........... 7,498 6,497
Itau Unibanco Holding SA , ADR .... 4,614 39,634
Lojas Renner SA
(a)
............. 40,693 115,907
NU Holdings Ltd. , Class A
(a)
....... 2,758 48,954
Raia Drogasil SA .............. 2,560 11,888
XP, Inc. , Class A .............. 1,859 36,269
286,930
Chile — 0.6%
Enel Americas SA ............. 954,461 90,123
China — 25.7%
Agricultural Bank of China Ltd. , Class H 40,000 27,965
Alibaba Group Holding Ltd. ....... 20,292 431,684
Baidu, Inc. , Class A
(a)
........... 3,028 58,039
Baoshan Iron & Steel Co. Ltd. , Class A 82,700 86,402
BYD Co. Ltd. , Class A ........... 497 6,489
BYD Co. Ltd. , Class H .......... 5,000 62,334
China Construction Bank Corp. , Class
H ...................... 219,000 221,131
China Life Insurance Co. Ltd. , Class H 25,000 111,256
China Medical System Holdings Ltd. . 3,000 5,381
China Merchants Bank Co. Ltd. , Class
A ...................... 17,000 94,393
China Pacific Insurance Group Co. Ltd. ,
Class H .................. 2,000 10,074
Chow Tai Fook Jewellery Group Ltd. . 18,400 33,817
CMOC Group Ltd. , Class H ....... 36,000 101,180
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 2,000 100,739
Contemporary Amperex Technology Co.
Ltd. , Class H ............... 1,300 81,117
ENN Energy Holdings Ltd. ........ 3,900 33,574
Fosun International Ltd. ......... 69,500 36,976
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 3,815
Ganfeng Lithium Group Co. Ltd. , Class
H
(b) (c)
.................... 800 6,107
Geely Automobile Holdings Ltd. .... 20,000 41,170
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 1,353
Goldwind Science & Technology Co.
Ltd. , Class H ............... 7,000 13,070
Guotai Haitong Securities Co. Ltd. ,
Class H
(b) (c)
................ 3,600 7,662
HUTCHMED China Ltd.
(a)
........ 7,000 20,938
Industrial & Commercial Bank of China
Ltd. , Class H ............... 61,000 50,599
Industrial Bank Co. Ltd. , Class A .... 10,500 28,209
InnoCare Pharma Ltd. , Class H
(a) (b) (c)
. 4,000 6,001
Innovent Biologics, Inc.
(a) (b) (c)
...... 8,000 83,041
JD Health International, Inc.
(a) (b) (c)
... 2,000 16,091
JD.com, Inc. , Class A ........... 4,900 69,877
Jiangsu Hengrui Pharmaceuticals Co.
Ltd. , Class A ............... 13,300 111,050
Kanzhun Ltd. , ADR ............ 510 9,445
Kuaishou Technology
(b) (c)
......... 600 6,130
Lenovo Group Ltd. ............. 84,000 94,644
Li Auto, Inc. , Class A
(a)
.......... 1,800 15,043
Li Auto, Inc. , ADR
(a) (d)
........... 2,515 41,824
Security
Shares
Shares Value
China (continued)
LONGi Green Energy Technology Co.
Ltd. , Class A
(a)
.............. 760 $ 1,952
Meituan , Class B
(a) (b) (c)
........... 3,610 44,629
Midea Group Co. Ltd. , Class A ..... 9,900 110,378
NetEase, Inc. ................ 2,470 64,047
PICC Property & Casualty Co. Ltd. ,
Class H .................. 12,000 24,842
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 3,600 34,496
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 18,500 171,594
Pop Mart International Group Ltd.
(b) (c)
. 400 11,435
Simcere Pharmaceutical Group Ltd.
(b) (c)
25,000 37,430
Sino Biopharmaceutical Ltd. ...... 72,000 61,092
Sungrow Power Supply Co. Ltd. , Class
A ...................... 1,100 23,856
TAL Education Group , ADR
(a)
...... 1,423 18,072
Tencent Holdings Ltd. ........... 10,200 783,990
Topsports International Holdings Ltd.
(b) (c)
49,000 17,766
Trip.com Group Ltd. ............ 750 46,032
Vipshop Holdings Ltd. , ADR ....... 4,754 81,341
Weichai Power Co. Ltd. , Class A .... 11,500 39,213
Weichai Power Co. Ltd. , Class H ... 3,000 10,169
WuXi AppTec Co. Ltd. , Class A ..... 700 9,577
Wuxi Biologics Cayman, Inc.
(a) (b) (c)
... 1,500 7,099
Xiaomi Corp. , Class B
(a) (b) (c)
....... 13,200 59,751
Xinyi Solar Holdings Ltd. ......... 12,000 5,187
XPeng, Inc. , Class A
(a)
.......... 1,700 15,303
Xtep International Holdings Ltd. .... 95,000 62,439
Yadea Group Holdings Ltd.
(b) (c)
..... 22,000 31,084
Zijin Mining Group Co. Ltd. , Class H . 18,000 93,852
Zoomlion Heavy Industry Science &
Technology Co. Ltd. , Class A .... 12,400 15,624
4,010,870
Colombia — 0.1%
Geopark Ltd. ................. 1,082 9,175
Greece — 0.4%
OPAP SA , Class R ............. 2,331 46,972
Piraeus Bank SA
(a)
............. 1,165 11,752
58,724
Hungary — 0.1%
MOL Hungarian Oil & Gas plc ..... 651 7,951
India — 11.7%
APL Apollo Tubes Ltd. .......... 301 6,694
Apollo Tyres Ltd. .............. 5,432 29,093
Asian Paints Ltd. .............. 1,248 32,955
Axis Bank Ltd. ................ 5,299 79,058
Bajaj Finance Ltd. ............. 1,753 17,736
Bharat Petroleum Corp. Ltd. ...... 5,931 23,514
Bharti Airtel Ltd. ............... 4,451 95,460
Cemindia Projects Ltd. .......... 612 4,260
Crompton Greaves Consumer
Electricals Ltd. ............. 4,840 11,667
Cummins India Ltd. ............ 440 19,691
Dr Lal PathLabs Ltd.
(b) (c)
......... 2,196 33,686
Eicher Motors Ltd. ............. 95 7,363
Escorts Kubota Ltd. ............ 714 26,299
Eternal Ltd.
(a)
................. 1,334 3,976
GE Vernova T&D India Ltd. ....... 969 34,028
GMR Airports Ltd.
(a)
............. 9,160 9,358
HCL Technologies Ltd. .......... 2,599 47,958
HDFC Bank Ltd. .............. 15,442 156,138
HDFC Bank Ltd. , ADR .......... 630 20,400

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
Hero MotoCorp Ltd. ............ 397 $ 23,912
Hindalco Industries Ltd. ......... 6,356 66,162
Hindustan Unilever Ltd. .......... 1,222 31,549
Hindustan Zinc Ltd. ............ 7,260 49,246
ICICI Bank Ltd. ............... 7,068 104,201
Indian Oil Corp. Ltd. ............ 3,594 6,383
Infosys Ltd. .................. 4,358 77,948
Infosys Ltd. , ADR
(d)
............. 2,465 43,335
JK Cement Ltd. ............... 40 2,405
KEC International Ltd. .......... 2,802 20,381
Kwality Wall's India Ltd.
(a)
........ 1,222 523
LIC Housing Finance Ltd. ........ 2,259 12,942
Mahindra & Mahindra Ltd. ........ 1,828 68,257
Marico Ltd. .................. 4,105 32,633
Maruti Suzuki India Ltd. ......... 32 5,084
National Aluminium Co. Ltd. ....... 12,076 50,319
Persistent Systems Ltd. ......... 93 6,115
Power Grid Corp. of India Ltd. ..... 6,333 17,679
Radico Khaitan Ltd. ............ 561 17,253
Redington Ltd. ................ 1,844 5,464
Reliance Industries Ltd. ......... 8,810 133,867
Reliance Industries Ltd. , GDR
(b)
.... 140 8,498
State Bank of India ............. 8,366 98,055
Steel Authority of India Ltd. ....... 33,571 54,971
Strides Pharma Science Ltd. ...... 471 4,501
Tata Consultancy Services Ltd. .... 1,399 47,577
Tata Elxsi Ltd. ................ 232 13,432
Tata Motors Passenger Vehicles Ltd. . 2,120 8,079
Tech Mahindra Ltd. ............ 278 5,275
Titan Co. Ltd. ................ 476 20,597
TVS Motor Co. Ltd. ............ 826 33,064
UPL Ltd. .................... 4,670 35,782
Vedanta Ltd. ................. 5,446 40,277
Wipro Ltd. ................... 5,751 14,839
1,819,939
Indonesia — 1.1%
Aneka Tambang Tbk. ........... 69,900 17,208
Bank Central Asia Tbk. PT ........ 263,700 116,516
Bank Mandiri Persero Tbk. PT ..... 113,600 32,688
166,412
Kuwait — 0.7%
Kuwait Finance House KSCP ...... 40,618 106,869
Malaysia — 1.8%
Malayan Banking Bhd. .......... 49,900 149,345
Sime Darby Bhd. .............. 144,900 79,360
Sunway Construction Group Bhd. ... 36,600 54,963
283,668
Mexico — 1.7%
Cemex SAB de CV ............ 20,541 25,482
Fomento Economico Mexicano SAB de
CV ..................... 2,546 26,573
Gentera SAB de CV ............ 36,742 102,493
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 240 8,303
Grupo Financiero Banorte SAB de CV ,
Class O .................. 9,038 102,177
265,028
Monaco — 0.1%
Costamare, Inc. ............... 1,167 19,582
Security
Shares
Shares Value
Poland — 1.0%
Allegro.eu SA
(a) (b) (c)
............. 4,077 $ 33,492
ORLEN SA .................. 848 25,773
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 417 10,846
Powszechny Zaklad Ubezpieczen SA 2,756 54,228
Santander Bank Polska SA ....... 78 12,237
Zabka Group SA
(a)
............. 4,131 25,113
161,689
Qatar — 0.4%
Al Rayan Bank ............... 5,545 3,461
Commercial Bank PSQC (The) ..... 2,766 3,605
Industries Qatar QSC ........... 2,125 7,410
Qatar Islamic Bank QPSC ........ 1,752 12,021
Qatar National Bank QPSC ....... 6,851 37,292
63,789
Republic of Turkiye — 0.5%
Migros Ticaret A/S ............. 1,550 22,703
Turk Telekomunikasyon A/S
(a)
...... 36,098 54,990
77,693
Russia — 0.0%
(a)(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 2.8%
Al Rajhi Bank ................ 5,775 164,913
Etihad Etisalat Co. ............. 747 14,057
Mobile Telecommunications Co. Saudi
Arabia ................... 23,238 68,562
Saudi Arabian Oil Co.
(b) (c)
......... 17,836 122,608
Saudi Basic Industries Corp. ...... 2,106 31,921
Saudi National Bank (The) ........ 2,307 27,593
429,654
South Africa — 2.9%
FirstRand Ltd. ................ 23,483 133,944
Gold Fields Ltd. ............... 1,468 72,599
Gold Fields Ltd. , ADR ........... 1,667 83,550
Kumba Iron Ore Ltd. ............ 1,406 31,334
MTN Group Ltd. ............... 1,677 18,622
Sanlam Ltd. ................. 4,933 30,843
Vodacom Group Ltd. ........... 8,422 78,497
449,389
South Korea — 16.6%
CJ CheilJedang Corp. ........... 169 24,993
CJ ENM Co. Ltd.
(a)
............. 474 24,556
Coupang, Inc. , Class A
(a)
......... 3,371 67,959
DL E&C Co. Ltd.
(a)
............. 336 10,315
Dongsung Finetec Co. Ltd.
(a)
...... 341 6,680
Doosan Enerbility Co. Ltd.
(a)
....... 134 8,365
GS Engineering & Construction Corp. 1,263 16,396
GS Holdings Corp. ............. 518 24,673
Hana Financial Group, Inc. ....... 174 12,090
HD Construction Equipment Co. Ltd. . 542 40,801
HD Hyundai Co. Ltd. ........... 161 26,128
HD Hyundai Electric Co. Ltd. ...... 23 14,091
HD Hyundai Heavy Industries Co. Ltd. 55 21,892
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 116 33,226
Hyundai Rotem Co. Ltd. ......... 99 15,830
Hyundai Steel Co. ............. 668 14,498

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Korea (continued)
KB Financial Group, Inc. ......... 1,111 $ 103,989
KB Financial Group, Inc. , ADR ..... 167 15,693
Korea Investment Holdings Co. Ltd. . 62 9,275
LG Electronics, Inc. ............ 202 13,850
LG Innotek Co. Ltd. ............ 577 97,976
NAVER Corp. ................ 197 37,446
NCSoft Corp. ................ 278 45,208
POSCO Holdings, Inc. .......... 114 27,356
Samsung C&T Corp. ........... 89 18,552
Samsung E&A Co. Ltd. .......... 5,758 122,567
Samsung Electronics Co. Ltd. ..... 8,414 929,535
Samsung Securities Co. Ltd. ...... 2,052 128,800
Shinhan Financial Group Co. Ltd. ... 586 34,248
Shinhan Financial Group Co. Ltd. , ADR 369 21,524
SK Biopharmaceuticals Co. Ltd.
(a)
... 144 11,749
SK Hynix, Inc. ................ 964 601,900
Woori Financial Group, Inc. ....... 746 15,605
2,597,766
Taiwan — 22.3%
AP Memory Technology Corp. ..... 1,000 13,466
Arcadyan Technology Corp. ....... 7,000 39,754
ASE Technology Holding Co. Ltd. ... 3,000 27,891
Bizlink Holding, Inc. ............ 9 365
Cathay Financial Holding Co. Ltd. ... 51,000 121,507
Chroma ATE, Inc. .............. 1,000 30,706
Chunghwa Telecom Co. Ltd. ...... 6,000 25,443
Compeq Manufacturing Co. Ltd. .... 6,000 31,991
Delta Electronics, Inc. ........... 6,000 228,974
E.Sun Financial Holding Co. Ltd. ... 29,222 30,944
First Financial Holding Co. Ltd. ..... 42,752 39,029
Formosa Petrochemical Corp. ..... 16,000 27,185
Hon Hai Precision Industry Co. Ltd. .. 17,000 117,511
MediaTek, Inc. ................ 1,000 55,471
Merry Electronics Co. Ltd. ........ 7,000 22,045
Nanya Technology Corp.
(a)
........ 10,000 101,227
Phison Electronics Corp. ......... 1,000 74,161
Primax Electronics Ltd. .......... 15,000 37,414
Sunonwealth Electric Machine Industry
Co. Ltd. .................. 6,000 26,985
Synnex Technology International Corp. 7,000 14,506
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 34,000 1,880,062
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 301 99,498
Tripod Technology Corp. ......... 4,000 47,141
TS Financial Holding Co. Ltd. ...... 11,000 7,906
United Integrated Services Co. Ltd. .. 2,000 57,032
United Microelectronics Corp. ..... 17,000 33,826
Voltronic Power Technology Corp. ... 2,000 53,720
Winbond Electronics Corp.
(a)
...... 15,000 59,315
WPG Holdings Ltd. ............ 22,000 44,744
Yuanta Financial Holding Co. Ltd. ... 98,000 133,499
3,483,318
Thailand — 1.5%
Advanced Info Service PCL , NVDR .. 8,500 94,268
Bangchak Corp. PCL , NVDR ...... 42,300 40,681
Delta Electronics Thailand PCL , NVDR 10,200 65,996
Kasikornbank PCL , NVDR ........ 2,600 15,529
PTT Oil & Retail Business PCL , NVDR 21,200 9,130
Thai Oil PCL , NVDR ............ 6,700 9,112
234,716
Security
Shares
Shares Value
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC . 7,458 $ 30,935
Emaar Properties PJSC ......... 13,341 54,574
First Abu Dhabi Bank PJSC ....... 27,662 140,099
225,608
United States — 0.4%
(a)
BeOne Medicines Ltd. , Class H .... 1,600 42,197
BeOne Medicines Ltd. , ADR ...... 56 19,061
61,258
Total Common Stocks — 96.1%
(Cost: $ 10,918,198 ) .............................. 14,987,138
Preferred Securities
Capital Trusts — 0.0%
India — 0.0%
TVS Motor Co. Ltd. , 6.00% , 09/01/26 INR 2 182
Total Capital Trusts — 0.0%
(Cost: $ 191 ) ................................... 182
Preferred Stocks — 1 .1%
Brazil — 1.1%
Banco Bradesco SA (Preference) ... 10,432 42,122
Itau Unibanco Holding SA (Preference) 15,378 132,164
174,286
Total Preferred Stocks — 1.1%
(Cost: $ 126,444 ) ................................ 174,286
Total Preferred Securities — 1.1%
(Cost: $ 126,635 ) ................................ 174,468
Total Long-Term Investments — 97 .2%
(Cost: $ 11,044,833 ) .............................. 15,161,606
Short-Term Securities
Money Market Funds — 3.5%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.82%
(h)
....... 58,655 58,684
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.57% ...... 490,504 490,504
Total Short-Term Securities — 3 .5%
(Cost: $ 549,188 ) ................................ 549,188
Total Investments — 100.7%
(Cost: $ 11,594,021 ) .............................. 15,710,794
Liabilities in Excess of Other Assets — (0.7) % ............ (105,577)
Net Assets — 100.0% .............................. $ 15,605,217

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 58,686
(a)
$ — $ (2) $ — $ 58,684 58,655 $ 1,649
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 316,436 174,068
(a)
— — — 490,504 490,504 13,461 —
$ (2) $ — $ 549,188 $ 15,110 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 6 03/20/26 $ 456 $ 44,830
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 76,986 $ — $ 76,986
Brazil ............................................... 286,930 — — 286,930
Chile ............................................... 90,123 — — 90,123
China ............................................... 178,891 3,831,979 — 4,010,870
Colombia ............................................ 9,175 — — 9,175
Greece .............................................. 58,724 — — 58,724
Hungary ............................................. — 7,951 — 7,951
India ............................................... 106,261 1,713,678 — 1,819,939
Indonesia ............................................ — 166,412 — 166,412
Kuwait .............................................. 106,869 — — 106,869
Malaysia ............................................. — 283,668 — 283,668
Mexico .............................................. 265,028 — — 265,028
Monaco ............................................. 19,582 — — 19,582
Poland .............................................. — 161,689 — 161,689
Qatar ............................................... 3,605 60,184 — 63,789
Republic of Turkiye ...................................... — 77,693 — 77,693
Russia .............................................. — — 1 1
Saudi Arabia .......................................... 59,514 370,140 — 429,654
South Africa ........................................... 224,224 225,165 — 449,389
South Korea .......................................... 105,176 2,492,590 — 2,597,766
Taiwan .............................................. 99,498 3,383,820 — 3,483,318
Thailand ............................................. — 234,716 — 234,716
United Arab Emirates .................................... 140,099 85,509 — 225,608
United States .......................................... 19,061 42,197 — 61,258
Preferred Securities

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Level 1 Level 2 Level 3 Total
Brazil ............................................... $ 174,286 $ — $ — $ 174,286
India ............................................... — 182 — 182
Short-Term Securities
Money Market Funds ...................................... 549,188 — — 549,188
$ 2,496,234 $ 13,214,559 $ 1 $ 15,710,794
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 44,830 $ — $ — $ 44,830
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
INR Indian Rupee
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
SAB Special Assessment Bonds
Fair Value Hierarchy as of Period End (continued)